Deferred revenue (Details) kr in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 DKK (kr)		Dec. 31, 2017 DKK (kr)	[1]	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 DKK (kr)
Deferred revenue
Contract liabilities at beginning of period		kr 0
Customer payment received		177,315	kr 0
Revenue recognized during the year		(37,425)	0
Total deferred revenue		139,890	0				kr 139,890	kr 0
Non-current deferred revenue							83,639	0
Current deferred revenue							kr 56,251	kr 0
Contract liabilities at end of period		139,890	0
Upfront non refundable payment recognized		41,333	kr 37,977	[1]	kr 136,322
Expected
Deferred revenue
Milestone payments Recognized for the period		56,000
Alexion
Deferred revenue
Upfront non-refundable payment received	$ 25	177,300
Upfront non refundable payment recognized		kr 37,400

[1]	See note 1 to the consolidated financial statements.